Income Taxes - Reconciliation of Statutory Tax Rate to Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
U.S. federal statutory income tax rate	35.00%	35.00%	34.00%
State and local income taxes, net of federal benefit	7.50%	5.40%	8.50%
Foreign income at other than U.S. rates	1.10%	(0.30%)	2.00%
Stock-based compensation expense	3.80%	0.40%	(163.80%)
Meals and entertainment	0.30%	0.20%	(5.50%)
Change in preferred stock warrant liabilities	7.60%	7.00%	(20.10%)
Research and development credit	(3.10%)	(1.00%)	20.60%
Other permanent items	0.40%	(0.10%)	(3.40%)
Change in valuation allowance	0.70%		228.20%
Effective income tax rate	53.30%	46.60%	100.50%